Equipment on Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Lease Income [Abstract]
Operating lease income	¥ 1,141,819	¥ 1,152,964